Equity - Schedule of Fair Value of Outstanding Warrants (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrant, Shares [Roll Forward]
Ending balance (in shares)	14,391,050
Public Warrants | Warrant units
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	13,723,650	13,723,650
Exercised	(100)	0
Ending balance (in shares)	13,723,550	13,723,650
Private Warrants | Warrant units
Warrant, Shares [Roll Forward]
Beginning balance (in shares)	667,500	667,500
Exercised		0
Ending balance (in shares)	667,500	667,500